Fair Value Measurements (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV
Assets measured at fair value are as follows:

December 31, 2025	Quoted Prices (Level 1)	Total
Mutual funds	$894,039,462	$894,039,462
Self-directed brokerage accounts	39,101,912	39,101,912
Whirlpool Corporation common stock	174,390,816	174,390,816
	1,107,532,190	1,107,532,190
Common/collective trust funds measured at net asset value:*
Target retirement		2,337,561,863
Fixed income		187,936,390
Total common/collective trust funds		2,525,498,253
Total investments at fair value		$3,633,030,443

December 31, 2024	Quoted Prices (Level 1)	Total
Mutual funds	$1,015,878,839	$1,015,878,839
Self-directed brokerage accounts	38,773,473	38,773,473
Whirlpool Corporation common stock	187,585,224	187,585,224
	1,242,237,536	1,242,237,536
Common/collective trust funds measured at net asset value:*
Target retirement		1,952,592,938
Fixed income		212,912,410
Total common/collective trust funds		2,165,505,348
Total investments at fair value		$3,407,742,884

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Assets measured at fair value are as follows:

December 31, 2025	Quoted Prices (Level 1)	Total
Mutual funds	$894,039,462	$894,039,462
Self-directed brokerage accounts	39,101,912	39,101,912
Whirlpool Corporation common stock	174,390,816	174,390,816
	1,107,532,190	1,107,532,190
Common/collective trust funds measured at net asset value:*
Target retirement		2,337,561,863
Fixed income		187,936,390
Total common/collective trust funds		2,525,498,253
Total investments at fair value		$3,633,030,443

December 31, 2024	Quoted Prices (Level 1)	Total
Mutual funds	$1,015,878,839	$1,015,878,839
Self-directed brokerage accounts	38,773,473	38,773,473
Whirlpool Corporation common stock	187,585,224	187,585,224
	1,242,237,536	1,242,237,536
Common/collective trust funds measured at net asset value:*
Target retirement		1,952,592,938
Fixed income		212,912,410
Total common/collective trust funds		2,165,505,348
Total investments at fair value		$3,407,742,884